Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation (Table)

	Stock-Based Awards
	Number of Shares
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2024	881,213	$22.35	n/a
Vested in year ended December 31, 2024	(535,912)	n/a	26.11
Granted in January 2024	13,195	18.82	n/a
Granted in March 2024	58,215	17.80	n/a
Forfeit in March 2024	(155,250)	n/a	n/a
Unvested as at December 31, 2024	261,461	$21.92	n/a
Granted in September 2025	2,375,250	25.55	n/a
Vested in period ended December 31, 2025	(322,364)	n/a	28.23
Unvested as at December 31, 2025	2,314,347	$25.55	n/a